Other Current Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

Note 4. Other Current Assets

At December 31, 2012 and 2011, other current assets consisted of the following:

	2012	2011
Inventory probes and arrays	$233,767	$203,507
Prepaid expenses	255,511	65,762

	$489,278	$269,269